Operating Segment Analysis - Geographical Information (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Total	£ 403,300	£ 276,459
United Kingdom
Disclosure of geographical areas [line items]
Total	33,412	33,771
North America
Disclosure of geographical areas [line items]
Total	66,621	74,508
Europe
Disclosure of geographical areas [line items]
Total	169,271	151,213
RoW
Disclosure of geographical areas [line items]
Total	£ 133,996	£ 16,967